Financial Instrument Risk - Summary of Fair Value of Financial Instruments that are not Measured at Fair Value (But Fair Value Disclosures are Required) (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Notes Debt [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial liabilities, at fair value	$ 61,856	$ 55,280
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Promissory Notes [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial liabilities, at fair value	40,925
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Series X Preferred Stock Classified as Liability [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial liabilities, at fair value	20,465
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cantor Loan [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial liabilities, at fair value	6,943
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Accruals And Other Payables [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial liabilities, at fair value	27,866	7,478
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Fixed Term Deposit [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial assets, at fair value	53	56
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Accounts receivables
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial assets, at fair value	1,196	4
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Guarantee Deposits [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial assets, at fair value	135	130
At fair value [member] | Embedded Derivatives Notes Debt [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial liabilities, at fair value	117,622	96,096
At fair value [member] | Series X Preferred Stock Classified As Liability Embedded Derivative [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial liabilities, at fair value	188
At fair value [member] | Embedded Derivative Cantor Loan [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial liabilities, at fair value	579
At fair value [member] | Money Market Funds [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial assets, at fair value		1,088
Level 1 of fair value hierarchy [member] | At fair value [member] | Money Market Funds [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial assets, at fair value		1,088
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Notes Debt [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial liabilities, at fair value	61,856	55,280
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Promissory Notes [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial liabilities, at fair value	40,925
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Series X Preferred Stock Classified as Liability [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial liabilities, at fair value	20,465
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cantor Loan [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial liabilities, at fair value	6,943
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Accruals And Other Payables [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial liabilities, at fair value	27,866	7,478
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Fixed Term Deposit [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial assets, at fair value	53	56
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Accounts receivables
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial assets, at fair value	1,196	4
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Guarantee Deposits [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial assets, at fair value	135	130
Level 3 of fair value hierarchy [member] | At fair value [member] | Embedded Derivatives Notes Debt [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial liabilities, at fair value	117,622	$ 96,096
Level 3 of fair value hierarchy [member] | At fair value [member] | Series X Preferred Stock Classified As Liability Embedded Derivative [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial liabilities, at fair value	188
Level 3 of fair value hierarchy [member] | At fair value [member] | Embedded Derivative Cantor Loan [Member]
Disclosure In Tabular Form Of Financial Assets And Liabilities Measured At Value Including Those Financial Instruments Which Are Not Measured At Fair Value But For Which Fair Value Disclosures Are Necessary [Line Items]
Financial liabilities, at fair value	$ 579